Investment Portfolio
(UNAUDITED) | 01.31.2021
CARILLON EAGLE MID CAP GROWTH FUND
COMMON STOCKS - 99.8%	Shares	Value
Aerospace & defense - 0.9%
L3Harris Technologies, Inc.	403,122	$69,139,454
Auto components - 0.8%
Aptiv PLC	475,627	63,543,767
Beverages - 1.7%
Constellation Brands, Inc., Class A	253,968	53,569,470
Monster Beverage Corp.*	926,857	80,478,994
Biotechnology - 4.4%
Acceleron Pharma, Inc.*	362,248	41,850,511
Alnylam Pharmaceuticals, Inc.*	201,572	30,332,555
BioMarin Pharmaceutical, Inc.*	444,026	36,756,472
Exact Sciences Corp.*	311,569	42,734,804
Moderna, Inc.*	673,722	116,661,702
Seagen, Inc.*	426,867	70,121,442
Building products - 1.2%
Fortune Brands Home & Security, Inc.	1,108,717	95,626,841
Capital markets - 4.9%
LPL Financial Holdings, Inc.	818,871	88,716,484
MarketAxess Holdings, Inc.	209,400	113,235,144
Moody's Corp.	220,949	58,829,881
MSCI, Inc.	297,729	117,692,274
Chemicals - 1.9%
Albemarle Corp.	505,903	82,290,182
Corteva, Inc.	1,668,187	66,493,934
Commercial services & supplies - 3.6%
IAA, Inc.*	1,057,789	60,442,063
Ritchie Bros Auctioneers, Inc.	1,248,410	73,543,833
Waste Connections, Inc.	1,471,284	144,936,187
Construction materials - 1.1%
Martin Marietta Materials, Inc.	294,663	84,689,093
Containers & packaging - 0.8%
Ball Corp.	700,106	61,623,330
Distributors - 2.1%
Pool Corp.	448,562	158,871,689
Electronic equipment, instruments & components - 3.5%
Cognex Corp.	1,482,358	121,746,063
Coherent, Inc.*	341,278	68,542,273
Keysight Technologies, Inc.*	559,725	79,251,463
Energy equipment & services - 0.9%
Baker Hughes Co.	3,535,373	71,025,644
Entertainment - 1.4%
Spotify Technology S.A.*	122,901	38,713,815
Take-Two Interactive Software, Inc.*	334,711	67,092,820
Equity real estate investment trusts (REITs) - 1.4%
SBA Communications Corp.	413,625	111,128,629
Health care equipment & supplies - 9.5%
Align Technology, Inc.*	333,047	174,976,233
IDEXX Laboratories, Inc.*	267,606	128,097,640
Insulet Corp.*	309,793	82,770,494
Masimo Corp.*	317,034	81,135,341
Novocure Ltd.*	376,591	60,616,087
Quidel Corp.*	217,206	54,512,190
ResMed, Inc.	323,155	65,138,353
Tandem Diabetes Care, Inc.*	306,933	28,437,343
West Pharmaceutical Services, Inc.	202,153	60,542,802
Health care providers & services - 2.2%
Amedisys, Inc.*	232,478	66,793,254
Guardant Health, Inc.*	335,487	52,168,229
McKesson Corp.	284,667	49,665,851
Health care technology - 2.0%
Teladoc Health, Inc.*	302,088	79,699,877
Veeva Systems, Inc., Class A*	276,150	76,338,906
Hotels, restaurants & leisure - 3.9%
Caesars Entertainment, Inc.*	1,367,323	96,245,866
Chipotle Mexican Grill, Inc.*	47,300	70,004,000
DraftKings, Inc., Class A*	601,956	32,571,839
Planet Fitness, Inc., Class A*	317,589	22,866,408
Royal Caribbean Cruises Ltd.	744,024	48,361,560
Vail Resorts, Inc.	132,403	35,213,902
Household durables - 0.9%
Lennar Corp., Class A	846,053	70,349,307
Interactive media & services - 2.6%
Pinterest, Inc., Class A*	2,980,331	204,182,477
IT services - 4.1%
Booz Allen Hamilton Holding Corp.	401,945	34,233,656
FleetCor Technologies, Inc.*	398,077	96,633,192
Global Payments, Inc.	639,082	112,810,754
Shopify, Inc., Class A*	70,991	77,990,003
Leisure products - 1.7%
Peloton Interactive, Inc., Class A*	898,974	131,367,071
Life sciences tools & services - 2.6%
Avantor, Inc.*	2,252,287	66,419,944
Charles River Laboratories International, Inc.*	154,537	40,032,810
Mettler-Toledo International, Inc.*	42,436	49,569,491
Repligen Corp.*	215,045	43,009,000
Machinery - 0.9%
Westinghouse Air Brake Technologies Corp.	905,909	67,227,507
Media - 0.5%
Sirius XM Holdings, Inc. (a)	5,560,902	34,811,246
Pharmaceuticals - 2.0%
Horizon Therapeutics PLC*	1,325,162	96,047,742
Zoetis, Inc.	382,676	59,027,773
Professional services - 2.7%
Clarivate PLC*	2,059,050	59,588,907
IHS Markit Ltd.	590,626	51,431,712
TransUnion	1,135,885	98,867,430
Road & rail - 0.9%
Old Dominion Freight Line, Inc.	378,010	73,333,940
Semiconductors & semiconductor equipment - 6.4%
Advanced Micro Devices, Inc.*	1,290,293	110,500,693
Marvell Technology Group Ltd.	1,943,839	100,029,955
Maxim Integrated Products, Inc.	821,308	72,036,925
Microchip Technology, Inc.	630,109	85,764,136
Universal Display Corp.	191,198	44,132,322
Xilinx, Inc.	646,783	84,450,456
Software - 20.8%
Anaplan, Inc.*	849,270	56,646,309
Coupa Software, Inc.*	124,414	38,552,166
Crowdstrike Holdings, Inc., Class A*	1,037,974	223,994,789
DocuSign, Inc.*	441,638	102,853,074
Elastic N.V.*	692,692	105,261,476
Fair Isaac Corp.*	153,994	69,314,239
Five9, Inc.*	411,994	68,494,003
PTC, Inc.*	523,916	69,633,676
RingCentral, Inc., Class A*	539,261	201,101,212
ServiceNow, Inc.*	113,319	61,550,348
Splunk, Inc.*	698,684	115,303,821
Synopsys, Inc.*	688,709	175,930,714
Tyler Technologies, Inc.*	340,370	143,905,032
Workday, Inc., Class A*	259,282	58,994,433
Zendesk, Inc.*	868,891	125,328,838
Specialty retail - 2.1%
AutoZone, Inc.*	50,114	56,045,994
Burlington Stores, Inc.*	422,183	105,081,349
Textiles, apparel & luxury goods - 1.3%
Lululemon Athletica, Inc.*	315,900	103,830,012
Trading companies & distributors - 2.1%
United Rentals, Inc.*	302,220	73,442,482
W.W. Grainger, Inc.	245,139	89,326,200
Total common stocks (cost $4,396,821,978)		7,744,275,604

MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund - Class X, 0.04%#	33,851,567	33,851,567
Total money market funds (cost $33,851,567)		33,851,567
Total investment porfolio (cost $4,430,673,545) - 100.2%		7,778,127,171
Liabilities in excess of other assets - (0.2)%		(12,295,912)
Total net assets - 100.0%		$7,765,831,259

* Non-income producing security
(a) All or a portion of this security was on loan as of the date of this report. The total fair market value of loaned securities was $31,394,194 or 0.4% of net assets as of the date of this report.
# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.